Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 514,983
Brokerage account	3,500
Inventory	70,580
Receivable, other			1,689
Total current assets	589,063		1,689
Property and equipment, net	36,363
Investment in subsidiaries	1,346,646
TOTAL ASSETS	1,972,072	0	1,689
CURRENT LIABILITIES
Accounts payable	12,537	2,028	676
Bank overdrafts	8,997	8,997	8,997
Accrued interest	28,078	15,331	1,320
Accrued director's compensation	59,803	39,803
Notes payable-third parties	2,151,650	140,650	140,650
Note payable-related party	125,155	124,800
Debt discounts	(1,840,715)	(8,890)	(123,270)
Derivative liability	3,728,226	715,350	281,300
Total current liabilities	4,273,731	1,038,069	309,673
TOTAL LIABILITIES	4,273,731	1,038,069	309,673
STOCKHOLDERS' DEFICIENCY
Common stock; 14,991,000,000 shares authorized, $.0001 par value, as of December 31, 2019, June 30, 2019 and 2018, there are 12,189,293,609, 12,189,293,609 and 12,189,293,609 shares outstanding, respectively	1,218,929	1,218,929	1,218,929
Additional paid- in capital preferred stock	60,000
Common stock to be issued	80,000	60,000	20,000
Accumulated deficit	(161,730,012)	(160,386,420)	(159,616,335)
Total stockholders' deficiency	(2,301,661)	(1,038,069)	(307,984)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	1,972,070	0	1,689
Series K Preferred Stock [Member]
STOCKHOLDERS' DEFICIENCY
Preferred stock, value
Total stockholders' deficiency
Series L Preferred Stock [Member]
STOCKHOLDERS' DEFICIENCY
Preferred stock, value
Total stockholders' deficiency
Class A Common Stock [Member]
STOCKHOLDERS' DEFICIENCY
Additional paid- in capital common stock	158,069,422	158,069,422	158,069,422
Class B Common Stock [Member]
STOCKHOLDERS' DEFICIENCY
Additional paid- in capital common stock